Related Parties (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Due from shareholders	$ 155,000	$ 161,000
Research and development expenses	$ 323,000	$ 119,000